Putnam Intermediate-Term Municipal Income Fund
Fund summary
Goal
Putnam Intermediate-Term Municipal Income Fund seeks as high a level of current income exempt from federal income tax as we believe is consistent with preservation of capital.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 13 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam Intermediate-Term Municipal Income Fund	Class A		Class B		Class C		Class M	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.00%		none		none		3.25%	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Intermediate-Term Municipal Income Fund		Class A	Class B	Class C	Class M	Class R6		Class Y
Management fees		0.43%	0.43%	0.43%	0.43%	0.43%		0.43%
Distribution and service (12b-1) fees		0.25%	0.85%	1.00%	0.50%
Other expenses		1.19%	1.19%	1.19%	1.19%	1.15%	[1]	1.19%
Total annual fund operating expenses		1.87%	2.47%	2.62%	2.12%	1.58%		1.62%
Expense reimbursement	[2]	(1.01%)	(1.01%)	(1.01%)	(1.01%)	(1.01%)		(1.01%)
Total annual fund operating expenses after expense reimbursement		0.86%	1.46%	1.61%	1.11%	0.57%		0.61%
[1]	Other expenses for class R6 shares have been annualized.
[2]	Reflects Putnam Investment Management, LLC's contractual obligation to limit certain fund expenses through March 30, 2020. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam Intermediate-Term Municipal Income Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	484	870	1,280	2,424
Class B	649	973	1,424	2,581
Class C	264	718	1,300	2,879
Class M	434	873	1,337	2,620
Class R6	58	400	765	1,793
Class Y	62	412	786	1,837

Expense Example, No Redemption - Putnam Intermediate-Term Municipal Income Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	149	673	1,224	2,581
Class C	164	718	1,300	2,879

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 69%.
Investments, risks, and performance
Investments
We invest mainly in bonds that pay interest that is exempt from federal income tax (but that may be subject to federal alternative minimum tax (AMT)). We normally maintain an average dollar-weighted maturity between three and ten years. The bonds we invest in are mainly investment-grade in quality. Under normal circumstances, we invest at least 80% of the fund’s net assets in tax-exempt investments, which for purposes of this policy include investments paying interest subject to the federal AMT for individuals. This investment policy cannot be changed without the approval of the fund’s shareholders. We may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings.

The risks associated with bond investments include interest rate risk, which means the value of the fund’s investments is likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Since the fund invests in tax-exempt bonds, which, to be treated as tax-exempt under the Internal Revenue Code, may be issued only by limited types of issuers for limited types of projects, the fund’s investments may be focused in certain market segments. Consequently, the fund may be more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which can be more sensitive to changes in markets, credit conditions, and interest rates. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2017 2.03% Worst calendar quarter Q4 2016 −3.82%
Average annual total returns after sales charges (for periods ended 12/31/18)
Average Annual Total Returns - Putnam Intermediate-Term Municipal Income Fund		Label	1 Year	5 Years	Since Inception	Inception Date
Class A		before taxes	(3.25%)	1.47%	1.01%	Mar. 18, 2013
Class A | after taxes on distributions			(3.27%)	1.45%	1.00%	Mar. 18, 2013
Class A | after taxes on distributions and sale of fund shares			(1.22%)	1.45%	1.08%	Mar. 18, 2013
Class B		before taxes	(4.85%)	1.31%	0.96%	Mar. 18, 2013
Class C		before taxes	(1.05%)	1.54%	0.98%	Mar. 18, 2013
Class M		before taxes	(2.79%)	1.38%	0.91%	Mar. 18, 2013
Class R6	[1]	before taxes	1.03%	2.56%	1.98%	Mar. 18, 2013
Class Y		before taxes	1.04%	2.56%	1.98%	Mar. 18, 2013
Bloomberg Barclays 7-year Municipal Bond Index (no deduction for fees, expenses or taxes)			1.66%	2.98%	2.37%	Mar. 18, 2013
[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.